TRANSACTIONS WITH RELATED PARTIES (Details 3) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (expense) recorded
Fee and commission income and expenses		$ 279,063	$ 254,424	$ 237,627
Other operating income and expenses		62,016	6,427	6,439
Santander Group Companies [Member]
Income (expense) recorded
Interest income and inflation-indexation adjustments		(43,892)	(39,279)	(10,986)
Fee and commission income and expenses		72,273	56,952	35,955
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	[1]	363,108	(343,963)	(321,985)
Other operating income and expenses		21,670	931	955
Administrative and other expenses		(48,246)	(35,554)	(30,591)
Total		364,913	(360,913)	(326,652)
Associates [member]
Income (expense) recorded
Interest income and inflation-indexation adjustments			40
Fee and commission income and expenses		15,404	22,322	77
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	[1]	(48,453)	(48,373)	(16,845)
Other operating income and expenses		(1,454)	(2,239)	(1,027)
Administrative and other expenses		(47,220)	(43,115)	(41,691)
Total		(81,723)	(71,365)	(59,486)
Key management personnel of entity or parent [member]
Income (expense) recorded
Interest income and inflation-indexation adjustments		1,051	1,164	1,664
Fee and commission income and expenses		224	204	208
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	[1]	(3)	(88)	15
Key personnel compensation and expenses		(43,037)	(37,328)	(39,323)
Total		(41,765)	(36,048)	(37,436)
Other related parties [member]
Income (expense) recorded
Interest income and inflation-indexation adjustments			115	116
Fee and commission income and expenses		1	20	39
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	[1]	19	2	6
Total		$ 20	$ 137	$ 161

[1]	Primarily relates to derivative contracts used to financially cover exchange risk of assets and liabilities that cover positions of the Bank and its subsidiaries.